STOCKHOLDERS' EQUITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Apr. 09, 2019	Dec. 31, 2018
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	5,000,000	5,000,000		5,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued	0	0		0
Preferred Stock, Shares Outstanding	0	0		0
Common stock subject to possible redemption	29,573,697	29,574,811
Class B common stock automatically convert into shares of class A common stock in business combination	one-for-one basis	one-for-one basis
Percentage of aggregate common stock shares outstanding	20.00%	20.00%
Stock issue price	$ 9.20	$ 9.20
Limit of exercise price in percentage of issue price	115.00%	115.00%
Public Warrants
STOCKHOLDERS' EQUITY
Price per warrant	$ 0.01	$ 0.01
Redemption period of warrants	30 days	30 days
Class A Common Stock
STOCKHOLDERS' EQUITY
Common stock, shares authorized	200,000,000	200,000,000		200,000,000
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, voting rights	one vote for each share	one vote for each share
Common stock, shares issued	983,625	982,511		0
Common stock, shares outstanding	983,625	982,511		0
Common stock subject to possible redemption	29,573,697	29,574,811
Sale of stock price per share	$ 18.00	$ 12.00	$ 12.00
Class A Common Stock | Maximum
STOCKHOLDERS' EQUITY
Common stock trading days	30 days	30 days
Class A Common Stock | Minimum
STOCKHOLDERS' EQUITY
Common stock trading days	20 days	20 days
Class A Common Stock | Public Warrants
STOCKHOLDERS' EQUITY
Sale of stock price per share		$ 18.00
Class A Common Stock | Public Warrants | Maximum
STOCKHOLDERS' EQUITY
Common stock trading days	30 days	30 days
Class A Common Stock | Public Warrants | Minimum
STOCKHOLDERS' EQUITY
Common stock trading days	20 days	20 days
Class A Common Stock | Public Warrants And Private Placement Warrants
STOCKHOLDERS' EQUITY
Outstanding warrants term		90 days
Sale of stock price per share	$ 10.00	$ 10.00
Redemption period of warrants	30 days	30 days
Class B Common Stock
STOCKHOLDERS' EQUITY
Common stock, shares authorized	15,000,000	15,000,000		15,000,000
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, voting rights	one vote for each share	one vote for each share
Common stock, shares issued	7,639,330	7,639,330		8,625,000
Common stock, shares outstanding	7,639,330	7,639,330		8,625,000